SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 73,686,733	$ 2,195,954	$ 12,139,500
Domestic P R C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	73,686,733	2,195,954	12,139,500
Export [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues